Fair Value Considerations	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Fair Value Considerations [Abstract]
Fair Value Considerations

Note 5 – Fair Value Considerations

Aytu’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, and warrant derivative liability. The carrying amounts of financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other current assets and other liabilities approximate their fair value due to their short maturities. The fair value of acquisition-related contingent consideration is based on estimated discounted future cash flows and periodic assessments of the probability of occurrence of potential future events. The valuation policies are determined by the Chief Financial Officer and the Company’s Board of Directors is informed of any policy change.

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of Aytu. Unobservable inputs are inputs that reflect Aytu’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets that are accessible to Aytu for identical assets or liabilities;

Level 2:	Inputs that include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs that are supported by little or no market activity.

Aytu’s assets and liabilities which are measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Aytu’s policy is to recognize transfers in and/or out of fair value hierarchy as of the date in which the event or change in circumstances caused the transfer. Aytu has consistently applied the valuation techniques discussed below in all periods presented.

The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of December 31, 2017, by level within the fair value hierarchy.

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2017
LIABILITIES
Warrant derivative liability	$-	$-	$3,300,000	$3,300,000
Contingent consideration	$-	$-	$8,013,000	$8,013,000

June 30, 2017
LIABILITIES
Warrant derivative liability	$-	$-	$-	$-
Contingent consideration	$-	$-	$7,648,000	$7,648,000

The warrant derivative liability was valued using the lattice valuation methodology because that model embodies the relevant assumptions that address the features underlying these instruments. The warrants related to the warrant derivative liability are not actively traded and are, therefore, classified as Level 3 liabilities. Significant assumptions in valuing the warrant derivative liability, based on estimates of the value of Aytu common stock and various factors regarding the warrants, were as follows as of issuance and as of December 31, 2017:

	December 31, 2017	At Issuance
Warrants:
Volatility	177.1%	188.0%
Equivalent term (years)	4.63	5.00
Risk-free interest rate	2.16%	1.83%
Dividend yield	0.00%	0.00%

The following table sets forth a reconciliation of changes in the fair value of the derivative financial liabilities classified as Level 3 in the fair value hierarchy:

Derivative Instruments

Balance as of June 30, 2017	$-
Warrant issuances	4,118,000
Change in fair value included in earnings	(818,000)
Balance as of December 31, 2017	$3,300,000

We classify our contingent consideration liability in connection with the acquisition of ProstaScint, Natesto and Fiera within Level 3 as factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. We estimate the fair value of our contingent consideration liability based on projected payment dates, discount rates, probabilities of payment, and projected revenues. Projected contingent payment amounts are discounted back to the current period using a discounted cash flow methodology. There was no change in the fair value of the contingent consideration during the period ended December 31, 2017.

The following table sets forth a summary of changes in the contingent consideration for the period ended December 31, 2017:

Contingent Consideration

Balance as of June 30, 2017	$7,648,000
Increase due to accretion	384,000
Decrease due to contractual payment	(19,000)
Balance as of December 31, 2017	$8,013,000

Note 5 – Fair Value Considerations

The carrying amounts of financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other current assets and other liabilities approximate their fair value due to their short maturities. The fair value of acquisition-related contingent consideration is based on estimated discounted future cash flows and assessment of the probability of occurrence of potential future events. The fair values of marketable securities is based on quoted market prices, if available, or estimated discounted future cash flows. The valuation policies are determined by the Chief Financial Officer and approved by the Company’s Board of Directors.

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of Aytu. Unobservable inputs are inputs that reflect Aytu’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets that are accessible to Aytu for identical assets or liabilities;

Level 2:	Inputs include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs that are supported by little or no market activity.

Aytu’s assets and liabilities which are measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Aytu’s policy is to recognize transfers in and/or out of fair value hierarchy as of the date in which the event or change in circumstances caused the transfer. Aytu has consistently applied the valuation techniques discussed below in all periods presented.

The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2017 and 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
June 30, 2017
ASSETS
Investment in Acerus	$-	$-	$-	$-

LIABILITIES
Warrant derivative liability	$-	$-	$-	$-
Contingent consideration	$-	$-	$7,648,000	$7,648,000

June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$-	$-	$1,041,000

LIABILITIES
Warrant derivative liability	$-	$-	$276,000	$276,000
Contingent consideration	$-	$-	$3,869,000	$3,869,000

The estimated fair value of the Company’s investment, which is classified as Level 1 (quoted price is available), was $1.0 million as of June 30, 2016. This investment was sold during fiscal 2017.

The warrant derivative liability was valued using the Black-Scholes valuation methodology because that model embodies all of the relevant assumptions that address the features underlying these instruments. The warrants related to the warrant derivative liability are not actively traded and therefore classified as Level 3. Significant assumptions in valuing the warrant derivative liability, based on estimates of the value of Aytu common stock and various factors regarding the warrants, were as follows as of February 28, 2017, the date when the derivative instruments converted into equity, and at June 30, 2016:

	February 28, 2017	June 30, 2016
Warrants:
Volatility	160.7%	75.0%
Equivalent term (years)	4.18	4.84
Risk-free interest rate	1.87%	0.99%
Dividend yield	0.00%	0.00%

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

Derivative Instruments

Balance as of June 30, 2016	$276,000
Warrant issuances	-
Change in fair value included in earnings (February 28, 2017)	(213,000)
Reclassification of warrant from liability to equity upon amendment	(63,000)
Balance as of June 30, 2017	$-

The contingent consideration was valued using the Monte-Carlo valuation methodology because that model embodies all of the relevant assumptions that address the features underlying these instruments. Contingent consideration is not actively traded and therefore classified as Level 3.

As of June 30, 2016, we had $3.9 million in contingent consideration. During fiscal 2017, this balance increased to $7.6 million as a result of $305,000 in accretion, which is included in our interest expense, as well as an increase of $1.9 million related to our Nuelle merger and adjustments of $1.5 million related to the revaluation of our ProstaScint and Natesto products.